Common Stock - Additional Information (Detail) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Common stock authorized	23,500,000	23,500,000
Par value of common stock	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding	3,583,937
Convertible preferred stock into common stock	14,222,580	14,222,580